Principal subsidiaries, investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
Investments In Subsidiaries Joint Ventures And Associates [abstract]
Summary of Principal Subsidiaries, Investments in Associates and Joint Ventures
Principal subsidiaries, investments in associates and joint ventures
			Proportion of ownership and interest held
			by the Group
			2018	2017
Subsidiary	Statutory place of Incorporation	Country of operation
ING Bank N.V.	Amsterdam	the Netherlands	100%	100%
Bank Mendes Gans N.V.	Amsterdam	the Netherlands	100%	100%
ING Belgium S.A./N.V.	Brussels	Belgium	100%	100%
Record Bank[1]	Brussels	Belgium	n.a.	100%
ING Luxembourg S.A.	Luxembourg City	Luxembourg	100%	100%
ING-DiBa AG	Frankfurt am Main	Germany	100%	100%
ING Bank Slaski S.A.[2]	Katowice	Poland	75%	75%
ING Financial Holdings Corporation	Delaware	United States of America	100%	100%
ING Bank A.S.	Istanbul	Turkey	100%	100%
ING Bank (Australia) Ltd	Sydney	Australia	100%	100%
ING Commercial Finance B.V.	Amsterdam	the Netherlands	100%	100%
ING Groenbank N.V.	Amsterdam	the Netherlands	100%	100%

Investments in associates and joint ventures
TMB Bank Public Company Ltd	Bangkok	Thailand	30%	30%